Schedule II - Valuation and Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Uncollectible Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 3,000	$ 3,000	$ 3,000
Additions Charged to Costs & Expenses
Additions Charged to Other Accounts
Deductions	3,000
Ending Balance		3,000	3,000
Reserve for Inventory Obsolescence [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance
Additions Charged to Costs & Expenses
Additions Charged to Other Accounts
Deductions
Ending Balance
Reserve for Warranty [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	8,000	8,000	8,000
Additions Charged to Costs & Expenses
Additions Charged to Other Accounts
Deductions	8,000
Ending Balance		8,000	8,000
Deferred Tax Asset Valuation Allowance [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	4,872,000	5,686,000	3,906,000
Additions Charged to Costs & Expenses
Additions Charged to Other Accounts			1,780,000
Deductions	(1,705,000)	(814,000)
Ending Balance	$ 3,167,000	$ 4,872,000	$ 5,686,000